                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /  / (a)

   or fiscal year ending:              12/31/07 (b)

Is this a transition report?:  (Y/N)   N
                                      ___

Is this an amendment to a previous filing? (Y/N) N
                                                ___

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name:           American International Life Assurance
                                   Company of New York Variable Account A

    B.  File Number:               811-04865

    C.  Telephone Number:          (713) 831-3504

2.  A.  Street:                    2727-A Allen Parkway

    B.  City: Houston  C. State: TX  D. Zip Code: 77019     Zip Ext: 2191

    E.  Foreign Country:                 Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)             N

4.  Is this the last filing on this form by Registrant? (Y/N)              N

5.  Is Registrant a small business investment company (SBIC)?(Y/N)         N
    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)?(Y/N) [If answer           Y
    is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company?(Y/N) [If answer is "N" (No), go to item 8.]

    B.  How many separate series or portfolios did Registrant have     _________
        at the end of the period

For period ending 12/31/07                              If filing more than one
                ________

File number 811-04865                                   Page 2, "X" box:   [ ]
           __________

UNIT INVESTMENT TRUSTS

111. A.  [/] Depositor Name: American International Life Assurance Company of
                             New York
                             ________________________________________________

     B.  [/] File Number (If any): _____________________

     C.  [/] City: New York  State: NY   Zip Code: 10005  Zip Ext.: ___
                   ________         __             _____

         [/] Foreign Country: _____________ Foreign Postal Code: ______


111. A.  [/] Depositor Name: ______________________________________

     B.  [/] File Number (If any): ________________________________

     C.  [/] City: __________   State: __   Zip Code: _____   Zip Ext.: ___

         [/] Foreign Country: _____________ Foreign Postal Code: ______


112. A.  [/] Sponsor Name: American International Life Assurance Company of
                           New York
                           ________________________________________________

     B.  [/] File Number (If any): ______________________________

     C.  [/] City: New York   State: NY   Zip Code: 10005   Zip Ext.: ___
                   ________          __             _____

         [/] Foreign Country: _____________ Foreign Postal Code: ___________


112. A.  [/] Sponsor Name: _______________________________

     B.  [/] File Number (If any): __________________________

     C.  [/] City: __________   State: __   Zip Code: _____   Zip Ext.:___

         [/] Foreign Country: _____________ Foreign Postal Code: ______

For period ending 12/31/07                              If filing more than one
                ________

File number 811- 04865                                  Page 3, "X" box:   [ ]
           __________

113. A.  [/] Trustee Name: _______________________

     B.  [/] City: _________   State: __   Zip Code: _____   Zip Ext.: ___

         [/] Foreign Country: _____________ Foreign Postal Code: ______


113. A.  [/] Trustee Name: _________________________

     B.  [/] City: __________   State: __   Zip Code: _____   Zip Ext.: ___

         [/] Foreign Country: _____________ Foreign Postal Code: ______


114. A.  [/] Principal Underwriter Name: American General Equity Services
                                         Corporation
                                         ________________________________

     B.  [/] File Number: 8-15847
                          _______

     C.  [/] City: Houston   State: TX   Zip Code: 77019   Zip Ext.: ___
                   _______          __             _____

         [/] Foreign Country: _____________ Foreign Postal Code: ______


114. A.  [/] Principal Underwriter Name: AIG Equity Sales Corp.
                                         ______________________

     B.  [/] File Number: 8-16586
                          _______

     C.  [/] City: New York   State: NY   Zip Code: 10270   Zip Ext.: ___
                   ________          __             _____

         [/] Foreign Country: _____________ Foreign Postal Code: ______


115. A.  [/] Independent Public Accountant Name: PricewaterhouseCoopers LLP
                                                 __________________________

     B.  [/] City: Houston   State: TX   Zip Code: 77002   Zip Ext.: ___
                   _______          __             _____

         [/] Foreign Country: _____________ Foreign Postal Code: ______


115. A.  [/] Independent Public Accountant Name: __________________

     B.  [/] City: __________   State: __   Zip Code: _____   Zip Ext.: ___

         [/] Foreign Country: _____________ Foreign Postal Code: ______

For period ending 12/31/07                              If filing more than one
                ________

File number 811- 04865                                  Page 4, "X" box:   [ ]
           __________

116. Family of investment companies information:

     A.  [/] Is Registrant part of a family of investment companies?(Y/N)   Y
                                                                          -----
                                                                           Y/N

     B.  [/] Identify the family in 10 letters AGLSEPACCT
                                               __________

             (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [/] Is Registrant a separate account of an insurance               Y
             company?(Y/N)                                                -----
                                                                           Y/N

     If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [/] Variable annuity contracts?(Y/N)                               Y
                                                                          -----
                                                                           Y/N

     C.  [/] Scheduled premium variable life contracts?(Y/N)                N
                                                                          -----
                                                                           Y/N

     D.  [/] Flexible premium variable life contracts?(Y/N)                 N
                                                                          -----
                                                                           Y/N

     E.  [/] Other types of insurance products registered under the         N
             Securities Act of 1933?(Y/N)                                 -----
                                                                           Y/N

118: [/] State the number of series existing at the end of the period
         that had securities registered under the Securities                1
         Act of 1933                                                      -----

119. [/] State the number of new series for which registration
         statements under the Securities Act of 1933 became                 0
         effective during the period                                      -----

120. [/] State the total value of the portfolio securities on the date
         of deposit for the new series included in item 119               $  0
         ($000's omitted)                                                 -----

121. [/] State the number of series for which a current prospectus was      1
         in existence at the end of the period                            -----

122. [/] State the number of existing series for which additional units
         were registered under the Securities Act of 1933                   0
         during the current period                                        -----

For period ending 12/31/07                              If filing more than one
                ________

File number 811- 04865                                  Page 5, "X" box:   [ ]
           __________

123. [/]   State the total value of the additional units considered in  $  0
           answering item 122($000's omitted)                           -----

124. [/]   State the total value of units of prior series that were
           placed in the portfolios of subsequent series during the
           current period (the value of these units is to be measured
           on the date they were placed in the subsequent               $  0
           series)($000's omitted)                                      -----

125. [/]   State the total dollar amount of sales loads collected
           (before reallowances to other brokers or dealers) by
           Registrant's principal underwriter and any underwriter
           which is an affiliated person of the principal underwriter   $  0
           during the current period solely from the sale of units of
           all series of Registrant ($000's omitted)                    -----

126. [/]   Of the amount shown in item 125, state the total dollar
           amount of sales loads collected from secondary market
           operations in Registrant's units (include the sales loads,
           if any, collected on units of a prior series placed in the   $  0
           portfolio of a subsequent series.) ($000's omitted)          -----

127. [/] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                       Number    Total Assets   Total Income
                                      of Series    ($000's     Distributions
                                      Investing    omitted)   ($000's omitted)
                                     ----------- ------------ ----------------
A.  U.S. Treasury direct issue                   $              $
                                     -----------  -----------    -----------
B.  U.S. Government agency                       $              $
                                     -----------  -----------    -----------
C.  State and municipal tax-free                 $              $
                                     -----------  -----------    -----------
D.  Public utility debt                          $              $
                                     -----------  -----------    -----------
E.  Brokers or dealers debt or debt              $              $
    of brokers' or dealers' parent   -----------  -----------    -----------

F.  All other corporate intermed. &              $              $
    long-term debt                   -----------  -----------    -----------

G.  All other corporate short-term               $              $
    debt                             -----------  -----------    -----------

H.  Equity securities of brokers or
    dealers or parents of brokers                $              $
    or dealers                       -----------  -----------    -----------

I.  Investment company equity                    $              $
    securities                       -----------  -----------    -----------

J.  All other equity securities           1      $    134,829   $      2,520
                                     -----------  -----------    -----------
K.  Other securities                             $              $
                                     -----------  -----------    -----------

L.  Total assets of all series of         1      $    134,829   $      2,520
    registrant                       -----------  -----------    -----------

For period ending 12/31/07                              If filing more than one
                ________

File number 811- 04865                                  Page 6, "X" box:   [ ]
           __________

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
         entity other than the issuer?(Y/N)                               N
                                                                       ------
                                                                         Y/N

         [If answer is "N"(No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item
         128 delinquent or in default as to payment of principal or
         interest at the end of the current period?(Y/N)               ------
                                                                         Y/N

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
         item 129 derived from insurance or guarantees?(Y/N)           ------
                                                                         Y/N

131. [/] Total expenses incurred by all series of Registrant during
         the current reporting period ($000's omitted)                 $ 2,146
                                                                       _______

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

        811-____      811-____      811-____      811-____      811-____

        811-____      811-____      811-____      811-____      811-____

        811-____      811-____      811-____      811-____      811-____

        811-____      811-____      811-____      811-____      811-____

        811-____      811-____      811-____      811-____      811-____

        811-____      811-____      811-____      811-____      811-____

        811-____      811-____      811-____      811-____      811-____

        811-____      811-____      811-____      811-____      811-____

                                  SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 15th day of February, 2008.

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
VARIABLE ACCOUNT A
      (Name of Registrant)

BY:AMERICAN INTERNATIONAL LIFE ASSURANCE
   COMPANY OF NEW YORK
   (Name of Depositor)

By:   /s/ EDWARD F. BACON                  Witness: /s/ LAUREN W. JONES
      -------------------                           -------------------
      Edward F. Bacon                               Lauren W. Jones
      Vice President                                Assistant Secretary
      American International                        American International
      Life Assurance Company of                     Life Assurance Company of
      New York                                      New York